Share-based payments (Tables)	12 Months Ended
Jun. 30, 2021
Share-based payments
Schedule of movements in the number of share awards outstanding

	Number of Class A ordinary shares
	Gross award	Post net settlement
At 1 July 2020	256,147	136,212
Awarded	221,712	118,075
Vested	(103,886)	(55,225)
At 30 June 2021	373,973	199,062